Other Current Assets (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Deposit	$ 2,314,498	$ 2,145,000	$ 355,500
Prepaid Inventory	44,308	172,045	92,737
Employees Advance		16,052	41,303
Prepaid Expenses	97,768	358,702	246,260
Others	2,118	28,075	20,765
Total	$ 2,458,692	$ 2,719,875	$ 756,565